Segment Information - Summary of Segment Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Sales
Net products sales									$ 7,192	$ 7,535	$ 7,552
Net services sales									5,437	5,611	5,606
Consolidated total									12,629	13,146	13,158
Operating Income
Impairment charge											(43)
Operating income	324	314	307	313	364	331	331	325	1,258	1,351	1,399
Depreciation and amortization
Depreciation and amortization									214	228	230
Capital Expenditures
Capital Expenditures									209	210	187
Total Assets
Assets of discontinued operations											1,729
Total Assets	14,009				13,791				14,009	13,791	15,508
Operating Segments [Member]
Operating Income
Operating income									1,258	1,351	1,442
Operating Segments [Member] | Aerospace Systems [Member]
Net Sales
Net products sales									1,833	1,697	1,579
Net services sales									2,734	2,934	2,858
Operating Income
Operating income									482	466	456
Depreciation and amortization
Depreciation and amortization									38	46	44
Capital Expenditures
Capital Expenditures									54	42	42
Total Assets
Total Assets	3,175				3,096				3,175	3,096	3,132
Operating Segments [Member] | Electronic Systems [Member]
Net Sales
Net products sales									3,668	3,751	3,865
Net services sales									1,054	1,011	928
Operating Income
Operating income									533	573	620
Depreciation and amortization
Depreciation and amortization									117	121	124
Capital Expenditures
Capital Expenditures									71	77	79
Total Assets
Total Assets	6,895				6,769				6,895	6,769	6,590
Operating Segments [Member] | Communication Systems [Member]
Net Sales
Net products sales									1,745	2,093	2,042
Net services sales									471	445	428
Operating Income
Operating income									158	233	265
Depreciation and amortization
Depreciation and amortization									48	47	43
Capital Expenditures
Capital Expenditures									59	84	60
Total Assets
Total Assets	2,130				2,189				2,130	2,189	1,783
Operating Segments [Member] | NSS [Member]
Net Sales
Net products sales									71	98	153
Net services sales									1,228	1,292	1,465
Operating Income
Operating income									85	79	101
Depreciation and amortization
Depreciation and amortization									11	14	19
Capital Expenditures
Capital Expenditures									5	5	5
Total Assets
Total Assets	1,247				1,228				1,247	1,228	1,317
Corporate [Member]
Capital Expenditures
Capital Expenditures									20	2	1
Total Assets
Total Assets	562				509				562	509	957
Elimination of Intercompany Sales [Member]
Net Sales
Net products sales									(125)	(104)	(87)
Net services sales									$ (50)	$ (71)	$ (73)